RELATED PARTIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Ilan Gat (Yoel Gat)
Disclosure of transactions between related parties
Holding Rate	22.50%	22.50%
Salary and related expenses	$ 660,000	$ 600,000
Expected Bonus	76,000
Share-Based Payments	$ 39,000
Ilan Gat (Simona Gat)
Disclosure of transactions between related parties
Holding Rate	0.00%	0.00%
Salary and related expenses	$ 660,000	$ 600,000
Expected Bonus	76,000
Share-Based Payments	$ 39,000	$ 700
Raysat (Yoav Leibovitch)
Disclosure of transactions between related parties
Holding Rate	12.20%	12.20%
Salary and related expenses	$ 660,000	$ 600,000
Expected Bonus	76,000
Share-Based Payments	$ 39,000	$ 700